UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number: 1

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       GCore Capital Management LP

Address:    623 Fifth Avenue,
            32nd Floor
            New York, NY 10022

13F File Number: 028-13790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Edward Grinacoff
Title:      Chief Financial Officer
Phone:      (212) 407-7630

Signature, Place and Date of Signing:


/s/_Edward Grinacoff              New York, New York                May 17, 2010
--------------------             -------------------               -------------
 [Signature]                         [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total: $314,968
                                      (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13788               GCore Capital Corp.
2.    028-13789               GCore Capital Master Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                          COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION     MNGRS  SOLE    SHRD NONE
--------------                 --------------   -----      -------   -------   --- ----   ----------     -----  ----    ---- ----
ALTERA CORP                    COM             021441100     6,075     250,000 SH  PUT    Shared-Defined  1,2   250,000
ANADARKO PETE CORP             COM             032511107     7,283      100,00 SH  CALL   Shared-Defined  1,2    100,00
ATHEROS COMMUNICATIONS INC     COM             04743P108     1,819      47,000 SH         Shared-Defined  1,2    47,000
ATHEROS COMMUNICATIONS INC     COM             04743P108     5,323     137,500 SH  PUT    Shared-Defined  1,2   137,500
BARCLAYS BK PLC                IPATH SHRT ETN  06740C527       525      25,000 SH         Shared-Defined  1,2    25,000
CABOT OIL & GAS CORP           COM             127097103     2,024      55,000 SH         Shared-Defined  1,2    55,000
COBALT INTL ENERGY INC         COM             19075F106       476      35,000 SH         Shared-Defined  1,2    35,000
COCA COLA ENTERPRISES INC      COM             191219104     2,628      95,000 SH         Shared-Defined  1,2    95,000
COMPUWARE CORP                 COM             205638109       714      85,000 SH         Shared-Defined  1,2    85,000
COMSTOCK RES INC               COM NEW         205768203     1,590      50,000 SH         Shared-Defined  1,2    50,000
COPART INC                     COM             217204106       605      17,000 SH         Shared-Defined  1,2    17,000
CRIMSON EXPLORATION INC        COM NEW         22662K207       438     150,000 SH         Shared-Defined  1,2   150,000
DENBURY RES INC                COM NEW         247916208     1,687     100,000 SH         Shared-Defined  1,2   100,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM             256743105     1,253      39,000 SH         Shared-Defined  1,2    39,000
EXCO RESOURCES INC             COM             269279402     1,838     100,000 SH         Shared-Defined  1,2   100,000
EXXON MOBIL CORP               COM             30231G102     7,033     105,000 SH         Shared-Defined  1,2   105,000
FAIRCHILD SEMICONDUCTOR INTL   COM             303726103     5,591     525,000 SH         Shared-Defined  1,2   525,000
INTERNATIONAL BUSINESS MACHS   COM             459200101    10,901      85,000 SH  CALL   Shared-Defined  1,2    85,000
INTERSIL CORP                  CL A            46069S109     1,474     100,000 SH  PUT    Shared-Defined  1,2   100,000
ISHARES TR INDEX               RUSSELL 2000    464287655    13,452     198,400 SH  PUT    Shared-Defined  1,2   198,400
KLA-TENCOR CORP                COM             482480100       619      20,000 SH         Shared-Defined  1,2    20,000
LAM RESEARCH CORP              COM             512807108       746      20,000 SH         Shared-Defined  1,2    20,000
LEAR CORP                      COM NEW         521865204     2,365      29,800 SH         Shared-Defined  1,2    29,800
LEAR CORP                      COM NEW         521865204    21,226     267,500 SH  CALL   Shared-Defined  1,2   267,500
LEXMARK INTL NEW               COM             529771107       722      20,000 SH         Shared-Defined  1,2    20,000
MANPOWER INC                   COM             56418H100     4,495      78,700 SH         Shared-Defined  1,2    78,700
MANPOWER INC                   COM             56418H100     6,854     120,000 SH  CALL   Shared-Defined  1,2   120,000
MARINER ENERGY INC             COM             56845T305     1,497     100,000 SH         Shared-Defined  1,2   100,000
MONSTER WORLDWIDE INC          COM             611742107     3,781     227,650 SH         Shared-Defined  1,2   227,650
MOTOROLA INC                   COM             620076109     4,563     650,000 SH         Shared-Defined  1,2   650,000
NAVISTAR INTL CORP NEW         COM             63934E108       224       5,000 SH         Shared-Defined  1,2     5,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106    12,259     100,000 SH  PUT    Shared-Defined  1,2   100,000
OMNIVISION TECHNOLOGIES INC    COM             682128103       773      45,000 SH         Shared-Defined  1,2    45,000
PALM INC NEW                   COM             696643105       564     150,000 SH         Shared-Defined  1,2   150,000
PETROHAWK ENERGY CORP          COM             716495106     4,056     200,000 SH         Shared-Defined  1,2   200,000
PETROHAWK ENERGY CORP          COM             716495106     8,416     415,000 SH  CALL   Shared-Defined  1,2   150,000
PHILLIPS VAN HEUSEN CORP       COM             718592108     1,147      20,000 SH         Shared-Defined  1,2    20,000
PIONEER NAT RES CO             COM             723787107     1,971      35,000 SH         Shared-Defined  1,2    35,000
PLAINS EXPL& PRODTN CO         COM             726505100     1,050      35,000 SH         Shared-Defined  1,2    35,000
REPUBLIC AWYS HLDGS INC        COM             760276105       297      50,000 SH         Shared-Defined  1,2    50,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P  78462F103   128,934   1,102,000 SH  PUT    Shared-Defined  1,2   675,000
SPDR GOLD TRUST                GOLD SHS        78463V107     1,634      15,000 SH         Shared-Defined  1,2    15,000
SPDR SERIES TRUST              S&P RETAIL ETF  78464A714     4,895     118,500 SH  PUT    Shared-Defined  1,2    43,500
SANDRIDGE ENERGY INC           COM             80007P307       963     125,000 SH         Shared-Defined  1,2   125,000
SELECT SECTOR SPDR TR          SBI INT-INDS    81369Y704     5,077     162,500 SH  PUT    Shared-Defined  1,2   162,500
SOUTHWESTERN ENERGY CO         COM             845467109     3,258      80,000 SH         Shared-Defined  1,2    80,000
SOUTHWESTERN ENERGY CO         COM             845467109     1,222      30,000 SH  CALL   Shared-Defined  1,2    30,000
TERADATA CORP DEL              COM             88076W103     5,200     180,000 SH         Shared-Defined  1,2   180,000
TEXAS INSTRS INC               COM             882508104     1,224      50,000 SH  CALL   Shared-Defined  1,2    50,000
ULTRA PETROLEUM CORP           COM             903914109     2,565      55,000 SH         Shared-Defined  1,2    55,000
UNITED RENTALS INC             COM             911363109       406      43,300 SH         Shared-Defined  1,2    43,300
VAALCO ENERGY INC              COM NEW         91851C201       494     100,000 SH         Shared-Defined  1,2   100,000
XTO ENERGY INC                 COM             98385X106     4,718     100,000 SH         Shared-Defined  1,2   100,000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS    G10082140     1,075      60,000 SH         Shared-Defined  1,2    60,000
TYCO INTERNATIONAL LTD         SHS             H89128104     2,949      77,101 SH         Shared-Defined  1,2    77,101

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